GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2015	2016
	RMB	RMB

Balance at beginning of year	1,892,507,708	45,690,440,903
Acquisition of Skyscanner (Note 2-“Acquisitions”)	—	9,583,716,450
Acquisition of Qunar (Note 2-“Acquisitions”)	42,980,923,491	582,240,644
Acquisition of Travelfusion (Note 2-“Acquisitions”)	687,633,024	—
Acquisition of an offline travel agency in 2014 and measurement period adjustment in 2015 (Note 2-“Acquisitions”)	945,561	—
Acquisition of a technology company focusing on hotel customer reviews in 2014 and measurement period adjustment in 2015 (Note 2-“Acquisitions”)	(33,564,000)	—
Others	161,995,119	158,787,593

Balance at end of period	45,690,440,903	56,015,185,590